Provisions - Movements by Class of Provision (Detail) € in Millions	6 Months Ended
	Jun. 30, 2018 EUR (€)
Operational Risk [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period	€ 275
Changes in the group of consolidated companies	0
New provisions	12
Amounts used	38
Unused amounts reversed	27
Effects from exchange rate fluctuations/ Unwind of discount	3
Transfers	5
Balance as of, end period	230
Civil Litigations [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period	1,115
Changes in the group of consolidated companies	0
New provisions	137
Amounts used	392
Unused amounts reversed	91
Effects from exchange rate fluctuations/ Unwind of discount	15
Transfers	27
Balance as of, end period	812
Regulatory Enforcement [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period	897
Changes in the group of consolidated companies	0
New provisions	129
Amounts used	287
Unused amounts reversed	139
Effects from exchange rate fluctuations/ Unwind of discount	24
Transfers	3
Balance as of, end period	627
Restructuring [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period	696
Changes in the group of consolidated companies	0
New provisions	149
Amounts used	180
Unused amounts reversed	67
Effects from exchange rate fluctuations/ Unwind of discount	0
Transfers	(3)
Balance as of, end period	595
Mortgage Repurchase Demands [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period	73
Changes in the group of consolidated companies	0
New provisions	0
Amounts used	0
Unused amounts reversed	10
Effects from exchange rate fluctuations/ Unwind of discount	2
Transfers	0
Balance as of, end period	66
Other [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period	815
Changes in the group of consolidated companies	0
New provisions	709
Amounts used	690
Unused amounts reversed	108
Effects from exchange rate fluctuations/ Unwind of discount	(5)
Transfers	(14)
Balance as of, end period	706
Total [Member]
Movements by Class of Provision [Line Items]
Balance as of, start period	3,871	[1]
Changes in the group of consolidated companies	0	[1]
New provisions	1,136	[1]
Amounts used	1,587	[1]
Unused amounts reversed	442	[1]
Effects from exchange rate fluctuations/ Unwind of discount	39	[1]
Transfers	18	[1]
Balance as of, end period	€ 3,036	[1]

[1]	For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note Allowance for Credit Losses, in which allowances for credit related off-balance sheet positions are disclosed